Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expense:
United Kingdom	$ 541,000	$ (313,000)	$ 4,924,000
Total current expense	1,151,000	496,000	5,292,000
Deferred benefit:
United Kingdom	(9,649,000)	(23,982,000)	(209,000)
Total deferred benefit	(10,307,000)	(25,275,000)	(3,505,000)
Total deferred benefit		(25,771,000)
Total provision for income taxes	(9,156,000)	(25,275,000)	1,787,000
United Kingdom
Current expense:
Current foreign tax expense (benefit)	513,000	87,000	71,000
Deferred benefit:
Deferred foreign income tax expense (benefit)	175,000	(1,231,000)	(5,198,000)
Non-US Or UK
Current expense:
Current foreign tax expense (benefit)	97,000	722,000	297,000
Deferred benefit:
Deferred foreign income tax expense (benefit)	$ (833,000)	$ (558,000)	$ 1,902,000